Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 9 – LEASES

A.	Set forth below are details regarding the lease agreements in which the Company is (or was) engaged in the reporting periods:

(1)	In May 2019, the Company entered into agreement with a third party (hereinafter - the “Lessor CA”), under which the Company leases from the Lessor offices in California, USA in consideration for monthly lease fees of approximately $2 and for a period of 6 months; in practice, as of the approval date of the Consolidated Financial Statements, the Company still leases the offices from the Lessor, but without a valid lease agreement.

After the term of the agreement, which is shorter than one year, the above lease was accounted for as an operating lease in the financial statements, and consequently the lease expenses in respect of the lease were recognized directly in profit and loss as incurred.

(2)	In January 2019, SOS entered into agreement with a third party (hereinafter - the “Lessor”), to lease offices in Netanya, in consideration for monthly lease fees of approximately $6 (NIS 21 thousand) for a period of one year with an option to extend the lease term by one further year. During the years 2021 to 2024 the terms with the Lessor were on a monthly basis. Since there was no long-term lease agreement, the rental expenses were recognized as current expenses, in accordance with the IFRS 16 exemption.

(3)	The Company is a party to lease agreements, under which it leases vehicles for a period of 3 years.

(4)	On July 25, 2024, SOS entered into a new lease agreement, in consideration for monthly lease fees of approximately $10 (NIS 35 thousand). The lease period is 5 years with 5 years extensional period.

The company recognized a lease liability of $844 (NIS 3,059 thousand). The Company estimated this liability using a discount rate of 6.83%, as estimated by an independent external appraiser to be the SOS’s incremental interest rate as of that date. On the other hand, SOS recognized a right-of-use asset of an identical amount as of that date.

B.	Set forth below are the changes in the right-of-use assets attributed to vehicles:

	Vehicles	Office space	Total
Cost
As of January 1, 2024	230	-	230
Additions	45	858	903
Derecognitions	(37)	-	(37)
As of December 31, 2024	238	858	1,096
Additions	256	13	269
Derecognitions	(193)	-	(193)
As of December 31, 2025	301	871	1,172

Accumulated depreciation
As of January 1, 2024	135	-	135
Addition	64	35	99
Derecognitions	(37)	-	(37)
As of December 31, 2024	162	35	197
Additions	86	85	171
Derecognitions	(176)	-	(176)
As of December 31, 2025	72	120	192

Amortized cost
As of December 31, 2025	229	751	980

As of December 31, 2024	76	823	899
C.	Lease liabilities

	December 31
	2025	2024
Composition:

Lease liabilities in respect of lease of vehicles	257	76
Lease liabilities in respect of lease of office space	905	832
Less current maturities	178	100
	984	808

The contractual repayment dates of the lease liabilities subsequent December 31, 2025:

First year - current maturities	258
Second year	257
Third year onwards	997
1,512

D.	Additional details regarding lease transactions

	For the year ended December 31,
	2025	2024
Finance expenses for lease liabilities	234	34

Expenses short-term leases (*)	50	48

Cash flow used in lease transactions	228	116

(*)	The Company has expenses in respect of the lease of offices for a period shorter than 12 months. The Company applied to this lease the exemption made available in the standard and recognized the lease costs on a straight-line basis over the lease term.